INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES

11.   INVENTORIES

	2017	2016

Customer equipment	$73,124	$66,402
Network materials	16,466	19,662

	$89,590	$86,064

Cost of inventories included in purchase of goods and services amounted to $278.0 million in 2017 ($258.7 million in 2016 and $205.7 million in 2015). Write-downs of inventories totalling $4.8 million were recognized in purchase of goods and services in 2017 ($3.0 million in 2016 and $1.5 million in 2015).